Annual Total Returns - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement Income Fund - Fidelity Advisor Managed Retirement Income Fund - Class A
Sep. 29, 2023
Bar Chart Table:
Annual Return 2013	10.90%
Annual Return 2014	4.72%
Annual Return 2015	(0.52%)
Annual Return 2016	4.98%
Annual Return 2017	6.82%
Annual Return 2018	(2.05%)
Annual Return 2019	10.28%
Annual Return 2020	8.30%
Annual Return 2021	2.51%
Annual Return 2022	(11.88%)